Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Apr. 01, 2017
Eaton Vance International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EILAX
Eaton Vance International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EILIX
Eaton Vance Focused Global Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EFGIX
Eaton Vance Focused International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EFIIX